CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Operating activities:
Net income	$ 57	$ 67	$ 143	$ 62		$ 53
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	89	62	126	134	[1]	94	[1]
Deferred income taxes	39	7	(7)	(2)		(32)
Share-based compensation	16	9	23	22		29
Amortization of convertible senior notes and lease financing obligations	15	15	30	27		23
Other, net	11	9	19	7		18
Changes in operating assets and liabilities, net of effects from acquisitions:
Receivables	(415)	(35)	56	(298)		(149)
Prepaid expenses and other current assets	(143)	(97)	(35)	(20)		(23)
Medical claims and benefits payable	82	292	482	531		175
Amounts due government agencies	509	298	202	470		28
Accounts payable and accrued liabilities	147	158	84	11		33
Deferred revenue	(119)	(138)	24	74		(20)
Income taxes	(10)	1	(22)	42		(39)
Net cash provided by operating activities	278	648	1,125	1,060		190
Investing activities:
Purchases of investments	(974)	(993)	(1,923)	(953)		(770)
Proceeds from sales and maturities of investments	812	541	1,126	633		400
Purchases of equipment	(102)	(66)	(132)	(115)		(98)
Change in restricted investments	5	(14)	(6)	(34)		(19)
Net cash paid in business combinations	(8)	(8)	(450)	(44)		(62)
Other, net	(6)	(17)	(35)	(23)		6
Net cash used in investing activities	(273)	(557)	(1,420)	(536)		(543)
Financing activities:
Proceeds from senior notes offerings, net of issuance costs			689	123		538
Proceeds from common stock offering, net of issuance costs	0	373	373	0		0
Proceeds from sale-leaseback transactions			0	0		159
Purchase of call option			0	0		(149)
Proceeds from issuance of warrants			0	0		75
Contingent consideration liabilities settled			0	(50)		0
Treasury stock purchases			0	0		(53)
Principal payments on term loan			0	0		(48)
Repayment of amount borrowed under credit facility			0	0		(40)
Proceeds from employee stock plans	10	8	18	14		9
Principal payments on convertible senior notes			0	(10)		0
Other, net	1	3	5	2		2
Net cash provided by financing activities	11	384	1,085	79		493
Net increase in cash and cash equivalents	16	475	790	603		140
Cash and cash equivalents at beginning of period	2,329	1,539	1,539	936		796
Cash and cash equivalents at end of period	2,345	2,014	2,329	1,539		936
Supplemental cash flow information:
Income taxes			197	30		95
Interest			38	29		35
Schedule of non-cash investing and financing activities:
Senior notes exchange transaction			0	177		0
Retirement of treasury stock			0	0		56
Increase in non-cash lease financing obligation - related party			0	14		27
Common stock used for stock-based compensation	(7)	(9)	(15)	(9)		(8)
Details of business combinations:
Fair value of assets acquired	(131)	0	(389)	(52)		(122)
Fair value of liabilities assumed			41	0		0
Fair value of contingent consideration liabilities incurred			0	0		60
Payable to seller	21	(8)	0	8		0
Amounts advanced for acquisitions	102	0	(102)	0		0
Net cash paid in business combinations	(8)	(8)	(450)	(44)		(62)
Details of change in fair value of derivatives, net:
Change in fair value of derivatives, net	0	0	0	0		(4)
Gain on 1.125% Notes Call Option
Details of change in fair value of derivatives, net:
Change in fair value of derivatives, net	(148)	(179)	45	143		37
Loss on 1.125% Notes Conversion Option
Details of change in fair value of derivatives, net:
Change in fair value of derivatives, net	$ 148	$ 179	(45)	(143)		(37)
Loss on 1.125% Warrants
Details of change in fair value of derivatives, net:
Change in fair value of derivatives, net			$ 0	$ 0		$ (4)

[1]	Depreciation and amortization reported in accompanying consolidated statements of cash flows.